SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Trade and other payable
Other receivables	$ 19,327,584	$ 11,153,705	$ 4,770,672
Total	3,651,634	3,345,632	2,958,476
Parents companies and related parties to Parents
Trade and other payable
Other receivables		770,549	102,069
Shareholders and other related parties
Trade and other payable
Trade debtors	640,258		1,090,004
Allowance for impairment			(768)
Other receivables - Other related parties
Trade and other payable
Other receivables	1,182	134,172	83,839
Joint ventures
Trade and other payable
Trade debtors	22,429	221,048	120,992
Other receivables	$ 2,987,765	$ 2,219,863	$ 1,562,340